Mortgage Servicing Assets (Tables)	12 Months Ended
Dec. 31, 2016
Mortgage Banking [Abstract]
Summary of Mortgage Servicing Rights

A summary of mortgage servicing rights follows:

	2016	2015	2014
	(dollars in thousands)
Beginning of year mortgage servicing rights:	$2,040	$2,072	$2,356
Amounts capitalized	983	657	386
Amortization	(752)	(689)	(709)
Impairment	—	—	39
End of year	$2,271	$2,040	$2,072

Estimated Amortization Expense	Amortization expense is estimated as follows:
Year ending December 31,
(dollars in thousands)
2017	$536
2018	465
2019	393
2020	320
2021	248
Thereafter	309
Total	$2,271

Key Assumptions Used to Value Mortgage Servicing Rights

The key assumptions used to value mortgage servicing rights were as follows:

	2016	2015
Weighted average remaining life	262 months	257 months
Weighted average discount rate	14%	10%
Weighted average coupon	3.89%	3.95%
Weighted average prepayment speed	145%	171%